Supplement to the
Fidelity® Investments Money Market Funds
Class III
May 30, 2019
Prospectus

The following information replaces similar information for Government Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.43%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.43% (the Expense Cap). If at any time during the current fiscal year expenses for Class III of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III or the fund will be able to avoid a negative yield.

The following information replaces similar information for Money Market Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.43%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.43% (the Expense Cap). If at any time during the current fiscal year expenses for Class III of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III or the fund will be able to avoid a negative yield.

The following information replaces similar information for Prime Money Market Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.43%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.43% (the Expense Cap). If at any time during the current fiscal year expenses for Class III of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III or the fund will be able to avoid a negative yield.

The following information replaces similar information for Prime Reserves Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.47%
Fee waiver and/or expense reimbursement(a)	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.43%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.43% (the Expense Cap). If at any time during the current fiscal year expenses for Class III of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III or the fund will be able to avoid a negative yield.

The following information replaces similar information for Tax-Exempt Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.43%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.43% (the Expense Cap). If at any time during the current fiscal year expenses for Class III of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III or the fund will be able to avoid a negative yield.

The following information replaces similar information for Treasury Only Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.43%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.43% (the Expense Cap). If at any time during the current fiscal year expenses for Class III of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III or the fund will be able to avoid a negative yield.

The following information replaces similar information for Treasury Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual operating expenses	0.46%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.43%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class III of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.43% (the Expense Cap). If at any time during the current fiscal year expenses for Class III of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class III of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class III of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class III or the fund will be able to avoid a negative yield.

The following information replaces similar informationfound in the “Fund Basics” section under the“Principal Investment Risks” heading.

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. Although each fund, with the exception of Prime Money Market Portfolio and Prime Reserves Portfolio, is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. It is important to note that neither share price nor yield is guaranteed by the U.S. Government.

IMMIII-20-01 1.480140.133	April 8, 2020

Supplement to the
Fidelity® Investments Money Market Funds
Class IV
May 30, 2019
Prospectus

The following information replaces similar information for Prime Money Market Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.68%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class IV of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.68% (the Expense Cap). If at any time during the current fiscal year expenses for Class IV of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class IV of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class IV of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class IV or the fund will be able to avoid a negative yield.

The following information replaces similar information for Treasury Only Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.68%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class IV of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.68% (the Expense Cap). If at any time during the current fiscal year expenses for Class IV of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class IV of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class IV of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class IV or the fund will be able to avoid a negative yield.

The following information replaces similar information for Treasury Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.07%
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursement(a)	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement(b)	0.68%

(a)  Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class IV of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.68% (the Expense Cap). If at any time during the current fiscal year expenses for Class IV of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

(b)  In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class IV of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Class IV of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class IV or the fund will be able to avoid a negative yield.

The following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Risks” heading.

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect the fund’s performance. A fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. Although each fund, with the exception of Prime Money Market Portfolio, is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. It is important to note that neither share price nor yield is guaranteed by the U.S. Government.

TRO-20-02 1.864395.120	April 8, 2020